Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [Abstract]
Contingent Liabilities And Commitments

40. CONTINGENT LIABILITIES AND COMMITMENTS

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Confirmed guarantees
Guarantee for loans	89,699	103,229
Acceptances	391,688	602,014
Guarantees in acceptances of imported goods	224,746	78,395
Other confirmed guarantees	6,982,889	6,491,608

Sub-total	7,689,022	7,275,246

Unconfirmed guarantees
Local letters of credit	193,096	187,146
Letters of credit	3,081,390	3,025,923
Other unconfirmed guarantees	771,378	403,652

Sub-total	4,045,864	3,616,721

Commercial paper purchase commitments and others	884,031	917,489

Total	12,618,917	11,809,456

(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Loan commitments	103,651,674	112,088,680
Other commitments(*)	5,993,608	7,827,774

(*)

As of December 31, 2019 and 2020, the amount of unsecured bills (purchase note sales) and discounts on electronic short-term bond sales (purchase) are 2,582,274 million Won and 2,894,688million Won, respectively.

(3)	Litigation case

Legal cases where the Group is involved are as follows (Unit: Korean Won in millions):

	December 31, 2019		December 31, 2020
	As plaintiff	As defendant	As plaintiff	As defendant
Number of cases(*)	119 cases	415 cases	138 cases	460 cases
Amount of litigation	291,880	391,362	413,852	413,744
Provisions for litigations		27,029		24,336

(*)	The number of lawsuits as of December 31, 2019 and 2020 do not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.

(4)	Other commitments

1)

The Group decided to enter into a stock sales agreement with a major shareholder of Woori Asset Trust Co., Ltd. (formerly, Kukje Asset Trust Co., Ltd.) to acquire 44.5% of interest (58.6% of voting rights) in July, 2019, and to acquire additional 21.3% of interest (28.0% of voting rights) after a certain period. As a result, the Group acquired the interest of the first sales agreement in December 2019 and is planning to acquire the interest of the second sales agreement after a certain period. In regard to this acquisition, the Group recognized 127,335 million Won as other financial liabilities for the second sales agreement.

2)

Lime Asset Management Co., Ltd. announced the suspension of redemption of many funds in operation in October 2019. The Group’s total amount of sales of fund under management of Lime Asset Management Co., Ltd.’s subject to redemption suspension is 1,348 accounts and 270.3 billion Won at the end of December 2020. In December 2020, Lime Asset Management Co., Ltd.’s business registration was revoked, and funds subject to redemption suspension were transferred to Wellbridge Asset Management Co., Ltd., which was jointly established by distributors. The Financial Supervisory Dispute Meditation Committee was held on February 23, 2021 for incomplete sales of vendors, and the obligation to compensate investors for some of the losses may be changed by the Dispute Mediation Committee’s decision and the Board’s approval.

3)

As of December 31, 2020, Woori Asset Trust Co., Ltd., a subsidiary, has agreed to carry out construction completion obligations for 44 constructions, which includes the construction of residential and commercial complexes in Busan (U-dong, Haeundae-gu). Land Trust responsible for Construction and Management is a trust that bears the obligation to fulfill the responsibility of the constructor and to compensate the loan financial institution for damages if the company fails to fulfill the construction completion obligation. As of December 31, 2020, the total PF loan amount of PF loan institutions invested in the project of the Land Trust responsible for Construction and Management is 1,389,356 million Won. Although additional losses may occur in relation to the construction completion obligations, the financial statements at December 31, 2020 does not reflect these effects since losses are unlikely and the amount could not be estimated reliably.